Shareholder Report, Holdings (Details)	Dec. 31, 2024
Royce Small-Cap Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Fund - Consultant Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Consultant Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Consultant Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Consultant Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Consultant Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Consultant Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Consultant Class | E L Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Consultant Class | Enovis Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Consultant Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Royce Small-Cap Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Small-Cap Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Small-Cap Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Small-Cap Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Small-Cap Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Fund - Investment Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Investment Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Investment Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Investment Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Investment Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Investment Class | E L Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Investment Class | Enovis Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Investment Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Royce Small-Cap Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Small-Cap Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Small-Cap Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Small-Cap Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Small-Cap Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Fund - Institutional Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Institutional Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Institutional Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Institutional Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Institutional Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Institutional Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Institutional Class | E L Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Institutional Class | Enovis Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Institutional Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Royce Small-Cap Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Small-Cap Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Small-Cap Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Small-Cap Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Small-Cap Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Fund - Service Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Service Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Service Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Service Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Service Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Service Class | E L Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Service Class | Enovis Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Service Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Royce Small-Cap Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Small-Cap Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Royce Small-Cap Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Small-Cap Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investment Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investment Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investment Class | Academy Sports And Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investment Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investment Class | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investment Class | F T A I Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investment Class | Aptar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investment Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investment Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Service Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Service Class | Academy Sports And Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Service Class | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Service Class | F T A I Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Service Class | Aptar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Service Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Service Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce International Premier Fund - Investment Class | N I C E Information Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Investment Class | Zuken [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Investment Class | Discover I E Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce International Premier Fund - Investment Class | Maruwa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Investment Class | Johns Lyng Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Investment Class | J T C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | Ashtead Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Investment Class | Intertek Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Investment Class | Vitec Software Group Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Investment Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Royce International Premier Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce International Premier Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Royce International Premier Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce International Premier Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Royce International Premier Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce International Premier Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce International Premier Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce International Premier Fund - Investment Class | Net Cash And Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Royce International Premier Fund - Investment Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Royce International Premier Fund - Investment Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Royce International Premier Fund - Investment Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce International Premier Fund - Investment Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Royce International Premier Fund - Investment Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce International Premier Fund - Investment Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce International Premier Fund - Investment Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce International Premier Fund - Investment Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce International Premier Fund - Investment Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Institutional Class | N I C E Information Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Institutional Class | Zuken [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Institutional Class | Discover I E Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce International Premier Fund - Institutional Class | Maruwa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Institutional Class | Johns Lyng Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Institutional Class | J T C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | Ashtead Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Institutional Class | Intertek Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Institutional Class | Vitec Software Group Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Institutional Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Royce International Premier Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce International Premier Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Royce International Premier Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce International Premier Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Royce International Premier Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce International Premier Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce International Premier Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce International Premier Fund - Institutional Class | Net Cash And Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Royce International Premier Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Royce International Premier Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Royce International Premier Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce International Premier Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Royce International Premier Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce International Premier Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce International Premier Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce International Premier Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce International Premier Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Service Class | N I C E Information Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Service Class | Zuken [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Service Class | Discover I E Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce International Premier Fund - Service Class | Maruwa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Service Class | Johns Lyng Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Service Class | J T C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | Ashtead Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Service Class | Intertek Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Service Class | Vitec Software Group Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Service Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce International Premier Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Royce International Premier Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce International Premier Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Royce International Premier Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce International Premier Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Royce International Premier Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce International Premier Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce International Premier Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce International Premier Fund - Service Class | Net Cash And Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Royce International Premier Fund - Service Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Royce International Premier Fund - Service Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Royce International Premier Fund - Service Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce International Premier Fund - Service Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Royce International Premier Fund - Service Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce International Premier Fund - Service Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce International Premier Fund - Service Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce International Premier Fund - Service Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce International Premier Fund - Service Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Micro-Cap Fund - Consultant Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Consultant Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Consultant Class | American Outdoor Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Consultant Class | Bay Com Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | Quin Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | I M A X Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | F A R O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | N P K International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | C E C O Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Consultant Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Royce Micro-Cap Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Royce Micro-Cap Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Royce Micro-Cap Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Royce Micro-Cap Fund - Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Micro-Cap Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Micro-Cap Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce Micro-Cap Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Micro-Cap Fund - Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Micro-Cap Fund - Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Micro-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Investment Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Investment Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Investment Class | American Outdoor Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Investment Class | Bay Com Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Quin Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | I M A X Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | F A R O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | N P K International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | C E C O Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Investment Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Royce Micro-Cap Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Royce Micro-Cap Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Royce Micro-Cap Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Royce Micro-Cap Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Micro-Cap Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Micro-Cap Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce Micro-Cap Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Micro-Cap Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Micro-Cap Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Micro-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Service Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Service Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Micro-Cap Fund - Service Class | American Outdoor Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Service Class | Bay Com Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Quin Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | I M A X Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | F A R O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | N P K International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | C E C O Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Service Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Royce Micro-Cap Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Royce Micro-Cap Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Royce Micro-Cap Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Royce Micro-Cap Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Micro-Cap Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Micro-Cap Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce Micro-Cap Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Micro-Cap Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Micro-Cap Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Micro-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consultant Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consultant Class | F A R O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consultant Class | C E C O Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consultant Class | Solaris Energy Infrastructure C I A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consultant Class | Chart Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consultant Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consultant Class | Select Water Solutions Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consultant Class | Azenta [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consultant Class | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consultant Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consultant Class | Net Cash And Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Opportunity Fund - Investment Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Investment Class | F A R O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | C E C O Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Chart Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Investment Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Select Water Solutions Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Azenta [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Solaris Energy Infrastructure Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Royce Small-Cap Opportunity Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Opportunity Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Royce Small-Cap Opportunity Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Small-Cap Opportunity Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce Small-Cap Opportunity Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Opportunity Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Opportunity Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Opportunity Fund - Investment Class | Net Cash And Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Opportunity Fund - Institutional Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Institutional Class | F A R O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | C E C O Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Chart Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Select Water Solutions Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Azenta [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Solaris Energy Infrastructure Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Small-Cap Opportunity Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce Small-Cap Opportunity Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Opportunity Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Opportunity Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Opportunity Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Opportunity Fund - R Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - R Class | F A R O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | C E C O Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Chart Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - R Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Select Water Solutions Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Azenta [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Solaris Energy Infrastructure Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - R Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Royce Small-Cap Opportunity Fund - R Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Opportunity Fund - R Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Small-Cap Opportunity Fund - R Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Royce Small-Cap Opportunity Fund - R Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Small-Cap Opportunity Fund - R Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce Small-Cap Opportunity Fund - R Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Opportunity Fund - R Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Opportunity Fund - R Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Small-Cap Opportunity Fund - R Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Opportunity Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Opportunity Fund - Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Service Class | F A R O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | C E C O Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Chart Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Service Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Select Water Solutions Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Azenta [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Solaris Energy Infrastructure Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Opportunity Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Royce Small-Cap Opportunity Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Opportunity Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Small-Cap Opportunity Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Royce Small-Cap Opportunity Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Small-Cap Opportunity Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce Small-Cap Opportunity Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Opportunity Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Opportunity Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Small-Cap Opportunity Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Opportunity Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Premier Fund - Consultant Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Consultant Class | M K S Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Consultant Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Consultant Class | J B T Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Consultant Class | Innospec [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Consultant Class | E S C O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Consultant Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Consultant Class | Colliers International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Consultant Class | T M X Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Royce Premier Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Royce Premier Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Royce Premier Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Royce Premier Fund - Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Royce Premier Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Royce Premier Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Premier Fund - Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Premier Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Premier Fund - Investment Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Investment Class | M K S Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Investment Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Investment Class | J B T Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Investment Class | Innospec [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Investment Class | E S C O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Investment Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Investment Class | Colliers International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Investment Class | T M X Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Royce Premier Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Royce Premier Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Royce Premier Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Royce Premier Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Royce Premier Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Royce Premier Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Premier Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Premier Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Premier Fund - Institutional Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Institutional Class | M K S Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Institutional Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Institutional Class | J B T Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Institutional Class | Innospec [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Institutional Class | E S C O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Institutional Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Institutional Class | Colliers International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Institutional Class | T M X Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Royce Premier Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Royce Premier Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Royce Premier Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Royce Premier Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Royce Premier Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Royce Premier Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Premier Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Premier Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Premier Fund - Service Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Service Class | M K S Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Service Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Service Class | J B T Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Service Class | Innospec [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Service Class | E S C O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Service Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Service Class | Colliers International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Service Class | T M X Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Royce Premier Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Royce Premier Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Royce Premier Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Royce Premier Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Royce Premier Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Royce Premier Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Royce Premier Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Premier Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Premier Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Small-Cap Special Equity Fund - Consultant Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Small-Cap Special Equity Fund - Consultant Class | T E G N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Special Equity Fund - Consultant Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce Small-Cap Special Equity Fund - Consultant Class | United States Lime And Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Small-Cap Special Equity Fund - Consultant Class | N V E Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Small-Cap Special Equity Fund - Consultant Class | John B Sanfilippo And Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Ingles Markets Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Marcus And Millichap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce Small-Cap Special Equity Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Royce Small-Cap Special Equity Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Special Equity Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Royce Small-Cap Special Equity Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Royce Small-Cap Special Equity Fund - Investment Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Small-Cap Special Equity Fund - Investment Class | T E G N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Special Equity Fund - Investment Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce Small-Cap Special Equity Fund - Investment Class | United States Lime And Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Investment Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Special Equity Fund - Investment Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Small-Cap Special Equity Fund - Investment Class | N V E Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Small-Cap Special Equity Fund - Investment Class | John B Sanfilippo And Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Investment Class | Ingles Markets Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Investment Class | Marcus And Millichap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Royce Small-Cap Special Equity Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce Small-Cap Special Equity Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Royce Small-Cap Special Equity Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Royce Small-Cap Special Equity Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Special Equity Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Royce Small-Cap Special Equity Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Royce Small-Cap Special Equity Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Special Equity Fund - Institutional Class | S E I Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Small-Cap Special Equity Fund - Institutional Class | M K S Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce Small-Cap Special Equity Fund - Institutional Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Institutional Class | J B T Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Innospec [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Small-Cap Special Equity Fund - Institutional Class | E S C O Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Small-Cap Special Equity Fund - Institutional Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Institutional Class | Colliers International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Institutional Class | T M X Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Royce Small-Cap Special Equity Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Small-Cap Special Equity Fund - Service Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Royce Small-Cap Special Equity Fund - Service Class | T E G N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Special Equity Fund - Service Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce Small-Cap Special Equity Fund - Service Class | United States Lime And Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Service Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Royce Small-Cap Special Equity Fund - Service Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Small-Cap Special Equity Fund - Service Class | N V E Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Small-Cap Special Equity Fund - Service Class | John B Sanfilippo And Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Service Class | Ingles Markets Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Service Class | Marcus And Millichap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Royce Small-Cap Special Equity Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce Small-Cap Special Equity Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Royce Small-Cap Special Equity Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Royce Small-Cap Special Equity Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Special Equity Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Royce Small-Cap Special Equity Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Royce Small-Cap Total Return Fund - Consultant Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Consultant Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Consultant Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Consultant Class | Academy Sports And Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - Consultant Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Small-Cap Total Return Fund - Consultant Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Consultant Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - Consultant Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Consultant Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Consultant Class | Hackett Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Royce Small-Cap Total Return Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Royce Small-Cap Total Return Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Royce Small-Cap Total Return Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Small-Cap Total Return Fund - Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Total Return Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce Small-Cap Total Return Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Small-Cap Total Return Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund - Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Total Return Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - Investment Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Investment Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Investment Class | Academy Sports And Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - Investment Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Small-Cap Total Return Fund - Investment Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Investment Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - Investment Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Investment Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Investment Class | Hackett Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Royce Small-Cap Total Return Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Royce Small-Cap Total Return Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Royce Small-Cap Total Return Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Small-Cap Total Return Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Total Return Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce Small-Cap Total Return Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Small-Cap Total Return Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Total Return Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - Institutional Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Institutional Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Institutional Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Institutional Class | Academy Sports And Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - Institutional Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Small-Cap Total Return Fund - Institutional Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Institutional Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - Institutional Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Institutional Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Institutional Class | Hackett Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Royce Small-Cap Total Return Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Royce Small-Cap Total Return Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Royce Small-Cap Total Return Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Small-Cap Total Return Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Total Return Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce Small-Cap Total Return Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Small-Cap Total Return Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Total Return Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - R Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - R Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - R Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - R Class | Academy Sports And Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - R Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Small-Cap Total Return Fund - R Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - R Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - R Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - R Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - R Class | Hackett Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - R Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Royce Small-Cap Total Return Fund - R Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Royce Small-Cap Total Return Fund - R Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Royce Small-Cap Total Return Fund - R Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Small-Cap Total Return Fund - R Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Total Return Fund - R Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce Small-Cap Total Return Fund - R Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Small-Cap Total Return Fund - R Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund - R Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Total Return Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - Service Class | Air Lease Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Service Class | Academy Sports And Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Small-Cap Total Return Fund - Service Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Service Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - Service Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Service Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Service Class | Hackett Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Royce Small-Cap Total Return Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Royce Small-Cap Total Return Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Royce Small-Cap Total Return Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Royce Small-Cap Total Return Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Total Return Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Royce Small-Cap Total Return Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Royce Small-Cap Total Return Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Total Return Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Total Return Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Smaller-Companies Growth Fund - Investment Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Investment Class | A C V Auctions Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Investment Class | Cantaloupe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Smaller-Companies Growth Fund - Investment Class | Distribution Solutions Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Investment Class | Semtech Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Investment Class | Abacus Life [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Investment Class | Freshpet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Investment Class | Guardian Pharmacy Services Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Investment Class | Mirion Technologies Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Investment Class | Golar L N G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Smaller-Companies Growth Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Royce Smaller-Companies Growth Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Royce Smaller-Companies Growth Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Smaller-Companies Growth Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Royce Smaller-Companies Growth Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Smaller-Companies Growth Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Smaller-Companies Growth Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Smaller-Companies Growth Fund - Institutional Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Institutional Class | A C V Auctions Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Institutional Class | Cantaloupe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Smaller-Companies Growth Fund - Institutional Class | Distribution Solutions Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Semtech Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Institutional Class | Abacus Life [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Freshpet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Guardian Pharmacy Services Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Institutional Class | Mirion Technologies Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Institutional Class | Golar L N G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Smaller-Companies Growth Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Royce Smaller-Companies Growth Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Royce Smaller-Companies Growth Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Royce Smaller-Companies Growth Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Smaller-Companies Growth Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Smaller-Companies Growth Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Smaller-Companies Growth Fund - Service Class | P A R Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Service Class | A C V Auctions Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Service Class | Cantaloupe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Smaller-Companies Growth Fund - Service Class | Distribution Solutions Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Service Class | Semtech Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Service Class | Abacus Life [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Service Class | Freshpet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Service Class | Guardian Pharmacy Services Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Service Class | Mirion Technologies Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Service Class | Golar L N G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Smaller-Companies Growth Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Royce Smaller-Companies Growth Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Royce Smaller-Companies Growth Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Smaller-Companies Growth Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Royce Smaller-Companies Growth Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Smaller-Companies Growth Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Smaller-Companies Growth Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Smaller-Companies Growth Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Value Fund - Investment Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Village Super Market Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Tiptree [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Buckle The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Allison Transmission Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | I B E X [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Investment Class | Jabil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Investment Class | Lear Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Investment Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Royce Small-Cap Value Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Royce Small-Cap Value Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Royce Small-Cap Value Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Royce Small-Cap Value Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Royce Small-Cap Value Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Value Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Royce Small-Cap Value Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Value Fund - Service Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Village Super Market Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Tiptree [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Buckle The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Allison Transmission Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | I B E X [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Service Class | Jabil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Service Class | Lear Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Service Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Royce Small-Cap Value Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Royce Small-Cap Value Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Royce Small-Cap Value Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Royce Small-Cap Value Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Value Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Royce Small-Cap Value Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Value Fund - Service Class | Heath Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%